Statements of Net Assets Available for Benefits - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 029
EBP, Statement of Net Asset Available for Benefit [Line Items]
Interest in Master Trust	$ 2,526,321,518	$ 2,284,600,879
Notes receivable from participants	27,958,191	27,426,287
Contributions receivable from employer	3,578,510	3,664,769
Net assets available for benefits	2,557,858,219	2,315,691,935
EBP 030
EBP, Statement of Net Asset Available for Benefit [Line Items]
Interest in Master Trust	753,610,026	669,938,071
Notes receivable from participants	32,103,663	31,096,514
Contributions receivable from employer	2,340,358	2,358,802
Net assets available for benefits	$ 788,054,047	$ 703,393,387